Restricted Net Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Restricted Net Assets [Line Items]
Percentage of after tax profits allocated to general reserve	10.00%
Percentage of reserve fund to registered capital when appropriation not required	50.00%
Restricted net assets	¥ 177,408		¥ 110,880
Statutory Reserve	¥ 12,903	$ 1,877	¥ 6,730